JUNE 30, 2010

Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           2
Second Quarter
Report 2010
















               Volumetric Fund, Inc.

                     (Logo)
















To our shareholders:

	Until April 26, the stock market did well during the second quarter. Then in May and June it suffered a substantial correction. Indeed, the Dow-Jones Industrials' May decline was its worst May performance since the World War II year of 1940. Some of the reasons included the European debt crisis, fear of high unemployment with 'double dip' recession, and to some extent even the oil spillage in the Gulf of Mexico. As usual in down markets, Volumetric Fund has greatly outperformed the stock market, both in the second quarter and in the first half. As you can see in the table below, during the first half Volumetric declined only 3.1%, as against a 7.6% drop of the S&P 500 Index. Our NAV on June 30th closed at $14.56, as compared to $15.02 at the end of 2009. The reason for our relatively good performance was a combination of our successful stock selection and our high cash position, nearly 30%, at the end of the quarter.


                       Second	      First 	      Since
                       Quarter        Half          9/1/00*

    Volumetric Fund        - 6.8%    - 3.1%	    + 18.9%
    S&P 500 Index          -10.9      - 7.6         - 32.2
    Dow Jones Ind.         -10.0      - 6.3         - 13.0
    NYSE Comp. Index       -13.1      -10.0         -  9.6
    NASDAQ                 -12.0      - 7.1         - 50.2
         *Introduction of Volume & Range System


    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $159,633 as of June 30, 2010. This is equivalent to a 9.2% compounded growth rate since the beginning of 1979.

PORTFOLIO REVIEW

    At this time, we have 61 securities in our portfolio. We have 38 gainers and 23 losers. Our average stock is up 11.6%. At the end of the quarter, our best performing stock was Lincare Holdings, up 103% since we purchased it in July of 2009. Lincare is a respiratory therapy provider to the home health care market. The worst was Nabors Industries, down 18%. During the second quarter we purchased 16 securities and sold 25, as indicated below.

    Purchases: Air Products & Chemicals, Ball Corp., Cubic Corporation, Curtiss Wright, E.I. DuPont, Fluor Corp., Harmony Gold Mining, Helmerich & Payne, Hewlett- Packard, International Flavors and Fragrances, Iron Mountain, Jacobs Engineering, Martin Marietta Materials, Merck, Nabors Industries and Stericycle.

    Sales: Aetna, Alcoa, Amgen, Bank of America, Barrick Gold, Bunge Ltd, Cisco Systems, Conagra, Dress Barn, Genzyme, Heartland Express, Johnson & Johnson, JC Penney, Knight Transportation, Lockheed Martin, McAfee, MEMC Electronics, National Fuel Gas, Overseas Shipholding, Parker Hannifin, Pentair, Procter & Gamble, SAIC, Tiffany and Walmart.

    Among the stocks sold our best gainer was ladies' apparel retailer Dress Barn, which nearly tripled, with a 190% gain. The next best four gainers were: Tiffany with a 97% net realized gain, Bank of America with a 53% gain, Overseas Shipholding with a 45% gain, and National Fuel Gas with a 42% net profit.

    For the six months ended June 30, 2010, purchases and sales of securities were $8.3 million and $11.2 million, respectively. Currently, the following ten securities had the greatest unrealized appreciation in our portfolio, as of June 30, 2010.


                                  % of Total
                        % Gain    Net Assets

1. Lincare Holdings	  102.8%     2.01%
2. Citrix Systems	   81.6	     1.54
3. Lancaster Colony	   76.1      1.95
4. Hasbro	           61.3	     1.57
5. Carlisle	           59.9	     1.13
6. Stanley Black & Decker  51.5	     1.35
7. Mack-Cali Realty	   48.6	     1.29
8. JDS Uniphase	           43.2	     1.14
9. Bristol Myers Squibb	   39.3	     1.45
10.Panera Bread	           34.8	     1.31

ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 23, 2010. All 9 nominated directors were re-elected for their respective terms.
Furthermore, the shareholders approved BBD, LLP, as the Fund's independent registered public accounting firm for year ending December 31, 2010.

OUTLOOK

	We believe that the great portion of the correction is almost over. As soon as this is confirmed by our volume and range analysis, we will immediately start to reduce our cash from our current high cash position to a much lower level.

    Your semi-annual account statement is enclosed with this report. If you have any questions, please do not hesitate to call us. Also, if you wish to add to your investment in Volumetric Fund, please use the 'Additional Investment' form on the bottom of your account statement. Thank you for your trust and confidence.

     Sincerely,


/s/ Gabriel J. Gibs		 /s/Irene J. Zawitkowski


Gabriel J. Gibs		         Irene J. Zawitkowski
Chairman and CEO 	         President







                           VOLUMETRIC FUND, INC.
                          STATEMENT OF OPERATIONS
                     For Six Months Ended, June 30, 2010
                                 (Unaudited)

INVESTMENT INCOME
  Dividends                                              $ 125,416
  Interest                                                   1,172
                                                         ---------
         TOTAL INVESTMENT INCOME                           126,588
                                                         ---------
EXPENSES
    Management Fee                                         176,552
                                                         ---------
INVESTMENT INCOME - NET                                    (49,964)
                                                         ----------
REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS
     Net realized gain on investments                    1,662,372
     Unrealized appreciation of investments
         Beginning of year                             $ 3,263,151
         End of period                                   1,099,353
     Decrease in unrealized appreciation                (2,163,798)
                                                         ----------
NET LOSS ON INVESTMENTS                                   (501,426)
                                                         ----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                             $(551,390)
                                                         ==========




                       VOLUMETRIC FUND, INC.
                 STATEMENT OF CHANGES IN NET ASSETS
                For Six Months Ended, June 30, 2010
                           (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income - Net                               $ (49,964)
   Net realized gain on investments                      1,662,372
   Decrease in unrealized appreciation                  (2,163,798)
                                                        -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                              (551,390)
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                        264,862
   Shares redeemed                                        (588,854)
                                                        -----------
NET DECREASE FROM CAPITAL
SHARE TRANSACTIONS                                        (323,992)
                                                        -----------
NET DECREASE IN NET ASSETS                                (875,832)
NET ASSETS
  Beginning of year                                     18,111,731
                                                       -----------
  End of period                                        $17,236,349
                                                       -----------





                        FINANCIAL HIGHLIGHTS
          (For a share outstanding throughout the period.)
                 (Six months ended June 30, 2010)
                             (Unaudited)

Per share data
--------------
Net asset value, December 31, 2009                         $ 15.02
Income from investment operations:
   Investment income - Net                                   (0.04)
   Net realized and unrealized loss on
       Investments	                                     (0.42)
                                                          ---------
Total from investment operations                             (0.46)
                                                          ---------
Net asset value, June 30, 2010	                           $ 14.56
                                                          ---------
Total return*                                                (3.06)%
                                                          =========

Ratios and supplemental data:
-----------------------------
Net assets, end of period (in thousands)                  $ 17,236
Ratio of expenses to average net assets**                     1.96 %
Ratio of net inv. inc. to average net assets*                (0.28) %
Portfolio turnover rate*			                60 %

    * Not Annualized            ** Annualized




	            VOLUMETRIC FUND, INC.
                  STATEMENT OF NET ASSETS
                      June 30, 2010
	               (Unaudited)

Equities: 70.2%
SHARES	COMPANY	                                     VALUE
 	Aerospace/Defense: 5.2%
 5,000	Cubic Corp. 	                           $181,900
 5,700	Curtiss Wright	                            165,528
 2,200	L-3 Communications	                    155,848
12,000	Orbital Sciences*	                    189,240
 3,300	United Technologies	                    214,203
                                                   --------
		                                    906,719
                                                   --------
	Air Transport: 1.2%
19,000	Southwest Air Lines	                    211,090
                                                   --------
	Business Services: 0.7%
 5,800	Iron Mountain	                            130,268
                                                   --------
	Chemicals: 4.1%
 2,700	Air Products	                            174,987
 5,200	DuPont*                                     179,868
 3,200	FMC	                                    183,776
 4,200	International Flavors & Fragrances	    178,164
                                                   --------
 		                                    716,795
                                                   --------
 	Communications: 3.3%
25,000	Earthlink	                            199,000
 4,700	Harris Corp. 	                            195,755
 5,500	Telephone & Data Systems	            167,145
                                                   --------
		                                    561,900
                                                   --------
	Computers/Hardware: 1.0%
 4,100	Hewlett-Packard	                            177,448
                                                   --------
	Computers/Software: 1.5%
 6,300	Citrix Systems*	                            266,059
                                                   --------
	Consumer Products: 4.6%
 3,000	Church & Dwight	                            188,130
 6,600	Hasbro	                                    271,260
 6,300	Lancaster Colony	                    336,168
                                                   --------
		                                    795,558
                                                   --------
	Drugs: 2.6%
10,000	Bristol-Myers Squibb	                    249,400
 5,500	Merck	                                    192,335
                                                   --------
		                                    441,735
                                                   --------
	Educational Services: 1.0%
 3,300	DeVry Inc.	                            173,217
                                                   --------
	Electrical/Semiconductor: 4.1%
 8,000	Altera	                                    198,480
10,000	Intel	                                    194,500
20,000	JDS Uniphase*	                            196,800
 1,100	W.W. Grainger                               109,395
                                                   --------
  	 	                                    699,175
                                                   --------
	Engineering Services: 0.9%
 4,300	Jacobs Engineering*	                    156,692
                                                   --------
	Foods/Beverage: 2.1%
 3,400	Coca Cola	                            170,408
 4,800	Hansen Natural*	                            187,728
                                                   --------
		                                    358,136
                                                   --------
	Forest Products: 1.1%
 8,500	Packaging Corporation	                    187,170
                                                   --------
	Gold: 2.5%
18,200	Harmony Gold	                            192,374
 4,000	Newmont Mining	                            246,950
                                                   --------
		                                    439,324
                                                   --------
 	Indexes: 4.2%
 5,500	Dow-Jones Industrial Trust ETF	            537,515
 1,800	SPDR S&P 500 Trust ETF	                    185,796
                                                   --------
		                                    723,311
                                                   --------

SHARES	COMPANY	                                     VALUE
	Machinery: 5.5%
 3,500 	Ball Corporation	                   $184,905
 3,700 	Deere*	                                    206,016
 6,100 	Diebold	                                    166,225
 3,700 	Fluor Corp.	                            165,750
 4,600 	Stanley Black & Decker	                    232,392
                                                   --------
   	 	                                    955,288
                                                   --------
	Materials/Metals: 2.8%
 6,100 	Granite Construction	                    143,838
 2,100 	Martin Marietta Materials                   178,101
 3,700 	Vulcan Materials	                    162,171
                                                   --------
		                                    484,110
                                                   --------
	Medical/Health : 4.2%
 2,000 	C.R. Bard	                            155,060
 7,100 	Lincare Holdings	                    346,232
 3,300 	Stericycle*	                            216,414
                                                   --------
		                                    717,706
                                                   --------
	Misc./Diversified: 4.2%
 5,400 	Carlisle	                            195,102
 5,400 	Clarcor	                                    191,808
 5,600 	Mueller Industries	                    137,760
 5,500 	Waste Connections*	                    191,895
                                                   --------
		                                    716,565
                                                   --------
	Oil/Energy: 5.2%
 3,000	Hess	                                    151,020
 4,600	Helmerich & Payne	                    167,992
 6,000	Marathon Oil	                            186,540
 8,700	Nabors Industries	                    153,294
 6,600	Sunoco	                                    229,482
                                                   --------
		                                    888,328
                                                   --------
	Real Estate: 1.3%
 7,500	Mack-Cali Realty	                    222,975
                                                   --------
	Restaurants: 2.5%
 3,000	McDonald's	                            197,610
 3,000	Panera Bread*	                            225,870
                                                   --------
		                                    423,480
                                                   --------
	Retail: 2.3%
 5,000	BJ Wholesale*	                            185,050
 3,700	Costco	                                    202,871
                                                   --------
		                                    387,921
                                                   --------
	Utilities: 2.1%
10,700	Aqua America	                            189,176
 5,500	Edison International	                    174,460
                                                   --------
		                                    363,636
                                                   --------
TOTAL EQUITIES:
(COST:	$11,005,253)	                         12,104,606
                                                 ----------
CASH EQUIVALENTS & RECEIVABLES: 29.8%
   Cash		                                    186,889
   JP Morgan Interest Bearing Deposit Acct.       4,853,100
   Dividends and interest receivable		     17,498
   Receivable from broker		             74,256
                                                 ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES		  5,131,743
                                                 ----------
TOTAL ASSETS		                         17,236,349
                                                 ----------
   Less liabilities:		                          -
NET ASSETS: 100.0%		                $17,236,349
                                                -----------
VOLUMETRIC SHARES OUTSTANDING		          1,183,902
                                                  ---------
NET ASSET VALUE PER SHARE		             $14.56
                                                   --------

*  Non-income producing security





Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com


Investment Adviser and
Transfer Agent
---------------------
Volumetric Advisers, Inc.
Pearl River, New York


Custodian
---------
J.P. Morgan Chase
New York, New York


Independent Registered Public
Accounting Firm
------------------------------
BBD, LLP
Philadelphia, Pennsylvania


Board of Directors
------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Josef Haupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------
Gabriel J. Gibs
   Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer